Senior Secured Revolving Credit Facility (Details) (USD $)	12 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended								0 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] property	Dec. 31, 2012 Revolving Credit Facility [Member] property	Mar. 31, 2013 Revolving Credit Facility [Member]	Sep. 07, 2011 Revolving Credit Facility [Member] LIBOR Plus [Member] Minimum [Member]	Sep. 07, 2011 Revolving Credit Facility [Member] LIBOR Plus [Member] Maximum [Member]	Sep. 07, 2011 Letter of Credit [Member] Maximum [Member]	Feb. 14, 2013 Unsecured Debt [Member]	Mar. 31, 2013 Term Loan [Member]	Dec. 31, 2012 RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Maximum [Member]	Sep. 07, 2011 Above Threshold [Member] Revolving Credit Facility [Member] Option 1 [Member]	Jul. 20, 2012 Above Threshold [Member] RBS Citizens, N.A. [Member]	Sep. 07, 2011 Below Threshold [Member] Revolving Credit Facility [Member] Option 2 [Member]	Jul. 20, 2012 Below Threshold [Member] RBS Citizens, N.A. [Member]	Jul. 20, 2012 Line of Credit Facility, Base Rate, Option Two [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Federal Funds Effective Rate [Member]	Dec. 31, 2012 Line of Credit [Member] Revolving Credit Facility [Member]	Sep. 07, 2011 Line of Credit [Member] Revolving Credit Facility [Member]	Jul. 20, 2012 Issuance of Debt [Member] Revolving Credit Facility [Member]	Jul. 20, 2012 Issuance of Debt [Member] Option One [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] LIBOR Plus [Member] Minimum [Member]	Jul. 20, 2012 Issuance of Debt [Member] Option One [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] LIBOR Plus [Member] Maximum [Member]	Jul. 20, 2012 Issuance of Debt [Member] Option Two [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] RBS Citizens, N.A. Publicly Announced Base Rate [Member] Minimum [Member]	Jul. 20, 2012 Issuance of Debt [Member] Option Two [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] RBS Citizens, N.A. Publicly Announced Base Rate [Member] Maximum [Member]	Mar. 18, 2013 Additional Funding Agreement Terms [Member] Unsecured Debt [Member]	Mar. 31, 2013 External Credit Rating, Non Investment Grade [Member] Minimum [Member]	Mar. 31, 2013 External Credit Rating, Non Investment Grade [Member] Maximum [Member]	Mar. 31, 2013 Term Loan [Member] External Credit Rating, Investment Grade [Member] Minimum [Member]	Mar. 31, 2013 Term Loan [Member] External Credit Rating, Investment Grade [Member] Maximum [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] External Credit Rating, Investment Grade [Member] Minimum [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] External Credit Rating, Investment Grade [Member] Maximum [Member]
Line of Credit Facility [Line Items]
Debt to be Extinguished Upon Consummation of Merger																			$ 150,000,000
Line of Credit Facility, Maximum Borrowing Capacity						640,000,000			10,000,000	1,450,000,000	810,000,000									100,000,000					2,500,000,000
Debt Instrument, Basis Spread on Variable Rate							2.15%	2.90%									1.00%				2.10%	3.50%	2.50%	3.00%		1.60%	2.20%	1.15%	2.00%	0.90%	1.75%
Unused capacity fee percentage													0.15%	0.25%	0.25%	0.15%
Line of Credit Facility, Amount Outstanding				42,400,000														124,600,000
Interest rate during period				3.17%	3.11%
Properties collateralized, in properties				59	114
Line of Credit Facility, Remaining Borrowing Capacity				20,400,000
Line of Credit Facility, Commitment Fee Percentage, Threshold, Unused Capacity as a Percentage of Current Capacity												50.00%
Debt Instrument, Unused Borrowing Capacity, Fee	$ 100,000
Line of Credit Facility, Commitment Fee Percentage		0.15%	0.25%